Note 17 - Leases: Lessee, Operating Lease, Liability, to be Paid, Maturity (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Lessee, Operating Lease, Liability, to be Paid, Maturity

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2024 for both operating lease and financing lease:

Lease payments
Twelve months ending December 31, 2025	$484,820
Twelve months ending December 31, 2026	361,083
Twelve months ending December 31, 2027	294,529
Twelve months ending December 31, 2028	237,232
Twelve months ending December 31, 2029	79,077
Total lease payments	1,456,741
Less: discount	(97,146)
Present value of lease liabilities	1,359,595
Current lease liabilities	(476,514)
Noncurrent lease liabilities	$883,081